CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions		9 Months Ended
		Sep. 30, 2021	Sep. 30, 2020
Operating activities:
Net income (loss)		$ 1,453	$ (625)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization expense, net of assets under operating leases and assets sold under buy-back commitments		452	460
Depreciation and amortization expense of assets under operating leases and assets sold under buy-back commitments		405	390
(Gain) loss on disposal of assets		(43)	6
Loss on repurchase of notes		8	0
Undistributed loss of unconsolidated subsidiaries		(12)	0
Goodwill impairment charge		0	585
Other non-cash items	[1]	218	276
Changes in operating assets and liabilities:
Provisions		165	(127)
Deferred income taxes		(9)	(245)
Trade and financing receivables related to sales, net		453	1,745
Inventories, net		(1,477)	753
Trade payables		130	(543)
Other assets and liabilities		149	88
Net cash provided by operating activities		1,892	2,763
Investing activities:
Additions to retail receivables		(3,704)	(3,235)
Collections of retail receivables		3,335	2,959
Proceeds from the sale of assets, net of assets under operating leases and assets sold under buy-back commitments		16	3
Expenditures for property, plant and equipment and intangible assets, net of assets under operating leases and assets sold under buy-back commitments		(364)	(229)
Expenditures for assets under operating leases and assets sold under buy-back commitments		(888)	(761)
Other		19	(281)
Net cash used in investing activities		(1,586)	(1,544)
Financing activities:
Proceeds from long-term debt		8,801	7,510
Payments of long-term debt		(10,034)	(7,785)
Net increase (decrease) in other financial liabilities		(275)	423
Dividends paid		(184)	(4)
Net cash provided by (used in) financing activities		(1,692)	144
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash		(329)	(3)
Increase (decrease) in cash and cash equivalents and restricted cash		(1,715)	1,360
Cash and cash equivalents and restricted cash, beginning of year		9,629	5,773
Cash and cash equivalents and restricted cash, end of period		$ 7,914	$ 7,133

[1]	In the nine months ended September 30, 2021 and 2020, this item includes pre-tax loss of $118 million and pre-tax gain of $268 million, respectively, from the remeasurement at fair value of the investment in Nikola Corporation.